Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock Series A [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2018	$ 5	$ 2,730	$ 12,355	$ (1,673,775)			$ (1,658,685)
Balance, shares at Dec. 31, 2018	50,000	27,297,960
Acquisition of Mann-India			268		5,116		5,384
Net loss for the period				(223,209)	16,128		(207,081)
Balance at Dec. 31, 2019	$ 5	$ 2,730	12,623	(1,896,984)	21,244		(1,860,382)
Balance, shares at Dec. 31, 2019	50,000	27,297,960
Net loss for the period				(118,874)	(26,160)		(145,034)
Balance at Mar. 31, 2020	$ 5	$ 2,730	12,623	(2,015,858)	(4,916)		(2,005,416)
Balance, shares at Mar. 31, 2020	50,000	27,297,960
Balance at Dec. 31, 2019	$ 5	$ 2,730	12,623	(1,896,984)	21,244		(1,860,382)
Balance, shares at Dec. 31, 2019	50,000	27,297,960
Stock-based compensation on granting of options			104,638				104,638
Net loss for the period				(607,909)	6,477		(601,432)
Balance at Dec. 31, 2020	$ 5	$ 2,730	117,261	(2,504,893)	27,721		(2,357,176)
Balance, shares at Dec. 31, 2020	50,000	27,297,960
Balance at Mar. 31, 2020	$ 5	$ 2,730	12,623	(2,015,858)	(4,916)		(2,005,416)
Balance, shares at Mar. 31, 2020	50,000	27,297,960
Net loss for the period				(144,360)	(11,447)		(155,807)
Balance at Jun. 30, 2020	$ 5	$ 2,730	12,623	(2,160,218)	(16,363)		(2,161,223)
Balance, shares at Jun. 30, 2020	50,000	27,297,960
Balance at Dec. 31, 2020	$ 5	$ 2,730	117,261	(2,504,893)	27,721		(2,357,176)
Balance, shares at Dec. 31, 2020	50,000	27,297,960
Shares of stock issued for cash		$ 57	455,943				456,000
Shares of stock issued for cash, shares		570,000
Shares of stock issued for conversion of notes payable and accrued interest		$ 26	224,661				224,687
Shares of stock issued for conversion of notes payable and accrued interest, shares		264,338
Shares of stock issued for services rendered		$ 40	436,345				436,385
Shares of stock issued for services rendered, shares		400,000
Shares of stock issued for acquisition of Rohuma (first tranche)		$ 256	2,049,565				2,049,821
Shares of stock issued for acquisition of Rohuma (first tranche), shares		2,562,277
Stock-based compensation on granting of options			108,341				108,341
Stock-based compensation - warrants granted for consulting			68,642				68,642
Warrants earned for acquisition of Mimo			984,268				984,268
Net loss for the period				(1,691,824)	(6,139)	1,453	(1,696,510)
Balance at Mar. 31, 2021	$ 5	$ 3,109	4,445,026	(4,196,717)	21,582	1,453	274,458
Balance, shares at Mar. 31, 2021	50,000	31,094,575
Shares of stock issued for cash		$ 4	38,496				38,500
Shares of stock issued for cash, shares		35,000
Shares of stock issued for services rendered			1,750				1,750
Shares of stock issued for services rendered, shares		1,000
Stock-based compensation on granting of options			118,465				118,465
Stock-based compensation for restricted stock grants (shares not issued)			40,222				40,222
Shares of stock issued for providing note payable		$ 30	446,970				447,000
Shares of stock issued for providing note payable, shares		300,000
Net loss for the period				(1,811,412)	(20,809)	1,110	(1,831,111)
Balance at Jun. 30, 2021	$ 5	$ 3,143	$ 5,090,929	$ (6,008,129)	$ 773	$ 2,563	$ (910,716)
Balance, shares at Jun. 30, 2021	50,000	31,430,575